ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 107 .35%
ASSET-BACKED SECURITIES — 6 .42% **
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 147,885
Flexential Issuer,
Series 2021-1A, Class A2
3.25% 11/27/51
1
150,000 150,642
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
191,340 189,946
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
197,673 196,656
Total Asset-Backed Securities
(Cost $683,664) 685,129
MORTGAGE-BACKED — 81 .77% **
Non-Agency Commercial Mortgage-Backed — 33 .85%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1
3.90% 08/10/35
1
150,000 159,915
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
125,000 138,956
CAMB Commercial Mortgage Trust,
Series 2021-CX2, Class B
2.77% 11/10/46
1,2
150,000 153,003
Commercial Mortgage Trust,
Series 2019-521F, Class A
(LIBOR USD 1-Month plus 0.90%)
1.01% 06/15/34
1,3
150,000 149,564
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
170,000 177,556
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
1
150,000 157,225
DROP Mortgage Trust,
Series 2021-FILE, Class A
(LIBOR USD 1-Month plus 1.15%)
1.26% 04/15/26
1,3
150,000 150,155
Frost CMBS DAC,
Series 2021-1A, Class GBB
(Ireland)
(SONIA plus 1.65%)
1.65% 11/22/26
1,3,4
250,000 338,317
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
150,000 150,093
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
150,000 160,195
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,2
150,000 157,215
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
$ 110,000 $ 118,801
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A
(LIBOR USD 1-Month plus 0.80%)
0.91% 05/15/36
1,3
130,000 129,987
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93% 11/05/44
1,2
125,000 123,341
MFT Mortgage Trust,
Series 2020-B6, Class B
3.28% 08/10/40
1,2
150,000 147,238
Morgan Stanley Capital I Trust,
Series 2020-CNP, Class A
2.43% 04/05/42
1,2
150,000 150,773
Natixis Commercial Mortgage Securities Trust,
Series 2019-10K, Class A
3.62% 05/15/39
1
150,000 162,011
NYO Commercial Mortgage Trust,
Series 2021-1290, Class A
(LIBOR USD 1-Month plus 1.10%)
1.21% 11/15/38
1,3
100,000 99,581
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
150,000 151,956
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(LIBOR USD 1-Month plus 1.25%)
1.36% 01/15/36
1,3
150,000 150,334
SFO Commercial Mortgage Trust,
Series 2021-555, Class C
(LIBOR USD 1-Month plus 1.80%)
1.91% 05/15/38
1,3
130,000 130,161
Shops at Crystals Trust,
Series 2016-CSTL, Class A
3.13% 07/05/36
1
150,000 153,286
SLG Office Trust,
Series 2021-OVA, Class A
2.59% 07/15/41
1
100,000 102,738
STWD Mortgage Trust,
Series 2021-LIH, Class A
(LIBOR USD 1-Month plus 0.86%)
0.97% 11/15/36
1,3
100,000 99,816
3,612,217
U.S. Agency Commercial Mortgage-Backed — 1 .92%
Fannie Mae-Aces,
Series 2019-M9, Class A1
2.61% 06/25/29 58,188 60,453
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.22% 07/25/41
2
1,099,217 144,481
204,934

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 46 .00%
Fannie Mae Pool AL9266
3.00% 10/01/46 $ 155,511 $ 164,003
Fannie Mae Pool BO2256
3.00% 10/01/49 360,098 376,031
Fannie Mae Pool CA5496
3.00% 04/01/50 450,205 475,518
Fannie Mae Pool FM2870
3.00% 03/01/50 286,525 301,292
Fannie Mae Pool FM3687
2.50% 06/01/50 394,083 405,520
Fannie Mae REMICS,
Series 2011-117, Class PF
(LIBOR USD 1-Month plus 0.35%)
0.45% 07/25/39
3
65,936 65,956
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 291,799 303,649
Freddie Mac Gold Pool G67707
3.50% 01/01/48 249,796 270,470
Freddie Mac Gold Pool G67708
3.50% 03/01/48 49,672 53,297
Freddie Mac Pool QA7550
3.00% 03/01/50 84,014 87,766
Freddie Mac Pool QA8518
3.00% 04/01/50 102,209 106,806
Freddie Mac Pool RA3282
3.00% 08/01/50 445,016 468,855
Freddie Mac Pool SD7511
3.50% 01/01/50 46,512 49,754
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
0.41% 04/15/35
3
27,173 27,234
Freddie Mac REMICS,
Series 3210, Class F
(LIBOR USD 1-Month plus 0.40%)
0.51% 05/15/36
3
9,299 9,308
Freddie Mac REMICS,
Series 3786, Class HE
2.50% 03/15/38 1,286 1,286
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 37,203 37,136
Ginnie Mae (TBA)
2.00% 02/20/52 150,000 151,193
2.50% 01/20/52 150,000 153,621
Ginnie Mae II Pool MA4068
3.00% 11/20/46 125,110 130,866
Ginnie Mae II Pool MA4195
3.00% 01/20/47 130,462 136,218
UMBS (TBA)
1.50% 02/01/37 50,000 50,130
2.00% 02/01/37 50,000 51,135
2.00% 02/01/52 525,000 522,255
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
2.50% 02/01/52 $ 500,000 $ 509,263
4,908,562
Total Mortgage-Backed
(Cost $8,752,007) 8,725,713
U.S. TREASURY SECURITIES — 19 .16%
U.S. Treasury Bonds — 2 .70%
U.S. Treasury Bonds
1.88% 11/15/51 291,000 288,772
U.S. Treasury Notes — 16 .46%
U.S. Treasury Notes
0.50% 11/30/23 469,000 467,250
0.75% 12/31/23 99,000 99,029
1.13% 10/31/26 61,000 60,631
1.25% 11/30/26 208,000 208,000
1.25% 12/31/26 142,000 141,966
1.38% 11/15/31 789,000 779,261
1,756,137
Total U.S. Treasury Securities
(Cost $2,039,987) 2,044,909
Total Bonds — 107 .35%
(Cost $11,475,658)
11,455,751
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 5 .32%
Money Market Funds — 2 .04%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
5
217,635 217,635
U.S. Agency Discount Notes — 0 .94%
Federal Home Loan Bank
1.04%
6
06/14/24 100,000 99,936
U.S. Treasury Bills — 2 .34%
U.S. Treasury Bills
0.18%
6
06/23/22 250,000 249,789
Total Short-Term Investments
(Cost $567,425) 567,360
Total Investments - 112.67%
(Cost $12,043,083) 12,023,111
Liabilities in Excess of Other Assets - (12.67)% (1,352,175)
Net Assets - 100.00% $ 10,670,936
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
3
Floating rate security. The rate disclosed was in effect at December 31, 2021.
4
Foreign denominated security issued by foreign domiciled entity.
5
Represents the current yield as of December 31, 2021.
6
Represents annualized yield at date of purchase.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(SONIA): Sterling Overnight Index Average
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
GBP 255,000 USD 342,364 Bank of America N.A. 01/07/22 $ 3,015
USD 344,213 GBP 255,000 Bank of America N.A. 01/07/22 (1,167)
USD 342,186 GBP 255,000 Bank of America N.A. 04/08/22 (3,033)
(4,200)
NET UNREALIZED DEPRECIATION $ (1,185)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 6 03/31/22 $ 1,309,031 $ (2,230) $ (2,230)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 7 03/22/22 (1,025,063) (11,925) (11,925)
U.S. Treasury Five-Year Note 6 03/31/22 (725,859) (2,450) (2,450)
U.S. Treasury Ultra Bond 1 03/22/22 (197,125) (573) (573)
(1,948,047) (14,948) (14,948)
TOTAL FUTURES CONTRACTS $ (639,016) $ (17,178) $ (17,178)

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
ESG SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 217,635 $ — $ — $ 217,635
U.S. Agency Discount Notes — 99,936 — 99,936
U.S. Treasury Bills 249,789 — — 249,789
Long-Term Investments:
Asset-Backed Securities — 685,129 — 685,129
Mortgage-Backed Securities — 8,725,713 — 8,725,713
U.S. Treasury Securities 2,044,909 — — 2,044,909
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 3,015 — 3,015
Liabilities:
Foreign currency exchange contracts — (4,200) — (4,200)
Interest rate contracts (17,178) — — (17,178)
Total $ 2,495,155 $ 9,509,593 $ — $ 12,004,748
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.